Parent Company Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net cash provided by operating activities	$ 10,457	$ 6,933	$ 2,290
Investing Activities:
Net decrease (increase) in interest-bearing deposits with consolidated banking subsidiary	(5,813)	3,708	4,403
Proceeds from sales and maturities of available-for-sale securities	14,645	28,878	30,070
Purchases of available-for-sale securities	(31,814)	(34,841)	(30,162)
Business acquisitions	(2,595)	0	(437)
Net cash (used in) provided by investing activities	(4,496)	48	4,230
Financing Activities:
Proceeds from issuance of long-term debt, net of issuance costs	995	747	1,492
Payments for long-term debt	(1,461)	(493)	(1,441)
Proceeds from issuance of preferred stock, net of issuance costs	495	0	493
Proceeds from issuance of common stock, net of issuance costs	1,150	0	0
Repurchases of common stock	(350)	(1,292)	(1,365)
Repurchases of common stock for employee tax withholding	(124)	(126)	(122)
Payments for cash dividends	(828)	(768)	(723)
Other, net	0	9	(28)
Net cash (used in) financing activities	(4,471)	(6,188)	(6,413)
Net change	1,490	793	107
Cash and due from banks at beginning of period	2,107	1,314	1,207
Cash and due from banks at end of period	3,597	2,107	1,314
Parent Company
Operating Activities:
Net cash provided by operating activities	2,250	2,047	417
Investing Activities:
Net decrease (increase) in interest-bearing deposits with consolidated banking subsidiary	46	3,103	2,100
Purchases of available-for-sale securities	(224)	0	0
Investments in consolidated banking and non-banking subsidiaries	(4,883)	(7,672)	(7,600)
Sale or repayment of investment in consolidated banking and non-banking subsidiaries	2,472	4,216	6,703
Business acquisitions	0	0	(395)
Net increase in investments in unconsolidated affiliates	0	172	0
Net cash (used in) provided by investing activities	(2,589)	(181)	808
Financing Activities:
Proceeds from issuance of long-term debt, net of issuance costs	996	748	1,492
Payments for long-term debt	(1,000)	(450)	(1,000)
Proceeds from issuance of preferred stock, net of issuance costs	495	0	493
Proceeds from issuance of common stock, net of issuance costs	1,150	0	0
Repurchases of common stock	(350)	(1,292)	(1,365)
Repurchases of common stock for employee tax withholding	(124)	(104)	(122)
Payments for cash dividends	(828)	(768)	(723)
Net cash (used in) financing activities	339	(1,866)	(1,225)
Net change	0	0	0
Cash and due from banks at beginning of period	0	0	0
Cash and due from banks at end of period	$ 0	$ 0	$ 0